GOING CONCERN	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
GOING CONCERN
NOTE 3 - GOING CONCERN

NOTE 3 – GOING CONCERN

Our consolidated financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplate the realization of assets and liquidation of liabilities in the normal course of business. We have incurred continuous losses from operations, have an accumulated deficit of $66,845,286 and a total stockholders’ deficit of $1,750,358 at October 31, 2021, and have reported negative cash flows from operations since inception. While we have received debt and equity funding during the period and have cash on hand of $273,686 at October 31, 2021, we still have a working capital deficit of $2,460,967, therefore there is a question of whether or not we have the cash resources to meet our operating commitments for the next twelve months and have, or will obtain, sufficient capital investments to implement our business plan. Finally, our ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered by entrance into established and emerging markets and the competitive environment in which we operate.

Since inception, our operations have primarily been funded through private debt and equity financing, and we expect to continue to seek additional funding through private or public equity and debt financing. Our ability to continue as a going concern is dependent on our ability to generate sufficient cash from operations to meet our cash needs and/or to raise funds to finance ongoing operations and repay debt. However, there can be no assurance that we will be successful in our efforts to raise additional debt or equity capital and/or that our cash generated by our operations will be adequate to meet our needs. These factors, among others, raise substantial doubt that we will be able to continue as a going concern for a reasonable period of time.

The consolidated financial statements do not include any adjustments that might result from the outcome of any uncertainty as to the Company's ability to continue as a going concern. The consolidated financial statements also do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 3 – GOING CONCERN

Our financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplate the realization of assets and liquidation of liabilities in the normal course of business. We have incurred continuous losses from operations, have an accumulated deficit of $67,984,693 and a total stockholders’ deficit of $5,770,041 at April 30, 2021, and have reported negative cash flows from operations since inception. In addition, as of April 30, 2021 we did not have the cash resources to meet our operating commitments for the next twelve months. We require capital investments to implement our business plan, including the development of our planned hydrogen projects. On July 15, 2021, we entered into a Securities Purchase Agreement (“SPA”) which closed on July 20, 2021, pursuant to which we issued and sold to an institutional investor in a registered direct offering 170,000 shares of our common stock, 2,575,000 warrants, and 3,580,000 pre-funded warrants. We received proceeds of $2,650,850 after deducting placement agent fees and related offering expenses, see Note 14. We have subsequently utilized approximately $560,000 of the proceeds to reduce indebtedness and intent to utilize the remaining amount for working capital purposes. Nevertheless, our ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered by entrance into established markets and the competitive environment in which we operate.

In addition to the SPA, we expect to continue to seek additional funding through private or public equity and debt financing.

Our ability to continue as a going concern is dependent on our ability to generate sufficient cash from operations to meet our cash needs and/or to raise funds to finance ongoing operations and repay debt. However, there can be no assurance that we will be successful in our efforts to raise additional debt or equity capital and/or that our cash generated by our operations will be adequate to meet our needs. These factors, among others, raise substantial doubt that we will be able to continue as a going concern for a reasonable period of time.

The financial statements do not include any adjustments that might result from the outcome of any uncertainty as to the Company's ability to continue as a going concern. The financial statements also do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.